Shareholder Report, Average Annual Return (Details) 1014065_Putnam PanAgora ESG International Equity ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	39 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam PanAgora ESG International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam PanAgora ESG International Equity ETF (NAV)
Average Annual Return, Percent	22.11%	16.56%
MSCI All Country World ex-U.S. Index-NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.20%	16.03%
MSCI EAFE Index-NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	24.60%	14.93%